Financial Instruments - Schedule of fair value (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Fair Value, by Balance Sheet Grouping [Line Items]
Time deposits	¥ 263	$ 40	¥ 1,325,737
Short-term investments	584,999	$ 89,655	121,126
Fair Value Recurring [Member]
Fair Value, by Balance Sheet Grouping [Line Items]
Time deposits	263		1,325,737
Short-term investments	584,999		121,126
Total	585,262		1,446,863
Fair Value Recurring [Member] | Quoted prices in active market for identical assets (Level 1) [Member]
Fair Value, by Balance Sheet Grouping [Line Items]
Time deposits	263		1,325,737
Total	263		1,325,737
Fair Value Recurring [Member] | Significant other observable inputs (Level 2) [Member]
Fair Value, by Balance Sheet Grouping [Line Items]
Short-term investments	584,999		121,126
Total	¥ 584,999		¥ 121,126